Financial Condition, Going Concern and Management Plans (Details) - USD ($)		9 Months Ended
	Jul. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Apr. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value		$ 441,506	$ 64,789	$ 101,660		$ 83,245	$ 1,304
Liabilities, Current		3,165,575	$ 3,028,640			$ 2,419,285
Preferred Stock Offering		3,000,000
Restricted Stock Offering		$ 1,668,000
Debt Instrument, Face Amount					$ 460,000
Proceeds from Loans	$ 440,000